PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022

Buildings	$7,621,676	$6,186,373
Furniture, fixtures and equipment	1,187,064	1,112,670
Leasehold improvements	1,094,238	1,080,737
Plant and gaming machinery	259,815	246,255
Transportation	192,151	190,843
Construction in progress	1,491	1,464,866
Freehold land	58,467	56,533

Sub-total	10,414,902	10,338,277
Less: accumulated depreciation and amortization	(4,880,908)	(4,467,372)

Property and equipment, net	$5,533,994	$5,870,905

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2023, 2022 and 2021 were $482,574, $454,194 and $487,130, respectively.
The cost and accumulated amortization of
right-of-use
assets held under finance lease arrangements were $147,072 and $101,589 as of December 31, 2023 and $145,660 and $95,310
as of December 31, 2022, respectively. Further information on the lease arrangements is included in Note 12.
In accordance with the Macau gaming law, the Reversion Assets (as defined in Note 7) that reverted to the Macau government at the expiration of the previous gaming subconcession are currently owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to Melco Resorts Macau for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets as part of the Concession, as disclosed in Note 7. As Melco Resorts Macau continues to be operated with the Reversion Assets in the same manner as under the previous gaming subconcession, obtains substantially all of the economic benefits and bears all of the risks arising from the operation of these assets, as well as assuming it will be successful in the awarding of a new concession upon expiry of the Concession, the Company continues to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.
The Reversion Assets that reverted to the Macau government on December 31, 2022, and included in the above table, consisted of the following:

Buildings	$349,129
Furniture, fixtures and equipment	39,008
Plant and gaming machinery	109,901

498,038
Less: accumulated depreciation	(276,581)

$221,457